PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
Retirement 2070 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27.5%
2,870  iShares Core S&P Mid-
Cap ETF
$ 187,009
6.1
8,778  Vanguard FTSE
Developed Markets
ETF
515,356
16.9
2,069  Vanguard FTSE
Emerging Markets ETF
106,616
3.5
537  Vanguard Long-Term
Treasury ETF
29,745
1.0
Total Exchange-Traded
Funds
(Cost $824,145)
838,726
27.5
MUTUAL FUNDS : 72.4%
Affiliated Investment Companies : 17.1%
10,244  Voya Intermediate
Bond Fund - Class R6
90,253
3.0
19,737  Voya Multi-Manager
International Equity
Fund - Class I
241,977
7.9
717  Voya Small Cap
Growth Fund - Class
R6
32,072
1.1
4,106  Voya Small Company
Fund - Class R6
64,054
2.1
7,202  Voya VACS Series
EME Fund
91,400
3.0
519,756
17.1
Unaffiliated Investment Companies : 55.3%
7,496  Fidelity 500 Index
Fund
1,684,902
55.3
Total Mutual Funds
(Cost $2,175,420)
2,204,658
72.4
Total Long-Term
Investments
(Cost $2,999,565)
3,043,384
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
1,528
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.180%
1,528
0.1
Total Short-Term
Investments
(Cost $1,528)
1,528
0.1
Total Investments in
Securities
(Cost $3,001,093) $ 3,044,912 100.0
Liabilities in Excess
of Other Assets (166) 0.0
Net Assets $ 3,044,746 100.0
(1)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2070 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 838,726 $ — $ — $ 838,726
Mutual Funds 2,204,658 — — 2,204,658
Short-Term Investments 1,528 — — 1,528
Total Investments, at fair value $ 3,044,912 $ — $ — $ 3,044,912
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 8/08/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ — $ 90,048 $ — $ — $ 90,253 $ 268 $ — $ —
Voya Multi-Manager International
Equity Fund - Class I
— 240,401 — — 241,977 — — —
Voya Small Cap Growth Fund -
Class R6
— 30,016 — — 32,072 — — —
Voya Small Company Fund - Class
R6
— 60,032 — — 64,054 — — —
Voya VACS Series EME Fund
— 90,105 — — 91,400 — — —
$ — $ 510,602 $ — $ — $ 519,756 $ 268 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 43,958
Gross Unrealized Depreciation (139)
Net Unrealized Appreciation $ 43,819